Other liabilities and provisions	3 Months Ended
Mar. 31, 2025
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

During the three months ended March 31, 2025, the decrease of EUR 1,373k in other liabilities and provisions (current and non-current) was primarily due to the usage of restructuring provisions in an amount of EUR 1,259k recorded as of December 31, 2024, mainly for severance payments related to the strategic restructuring of the organization in 2024.

The corresponding period in 2024 was affected by the Group’s involvement in disputes with former contract manufacturing organizations (CMO) in connection with the adjustment of the Group’s external European manufacturing network after the withdrawal of the EMA dossier for CureVac’s vaccine candidate, CVnCoV. In April 2022, Celonic Deutschland GmbH & Co.KG initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against CureVac also requesting payments based on a terminated agreement. The proceedings were decided by final arbitral award in May 2024. The arbitration tribunal granted part of Celonic’s claims (approx. 65%) and rejected part of them (approx. 35%). The award exceeded the amount previously provisioned leading to an additional charge of EUR 17,000k recorded in cost of sales for the three months ended March 31, 2024.